SoFi Be Your Own Boss ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Advertising Services - 0.9%
The Trade Desk, Inc. - Class A(a)(b)	982	$69,192

Applications Software - 5.2%
Five9, Inc.(a)	912	69,513
Materialise NV - ADR(a)	6,840	43,297
Microsoft Corp.	238	90,180
Monday.com Ltd.(a)(b)	1,040	187,034
		390,024

Auto Manufacturers - 1.6%
Rivian Automotive, Inc. - Class A(a)(b)	1,724	28,894
Tesla, Inc.(a)	377	90,510
		119,404

Commercial Services - 0.3%
IWG PLC(a)	14,335	25,915

Commercial Services - Finance - 11.3%
Adyen NV(a)	54	63,103
Block, Inc.(a)	3,474	220,356
PayPal Holdings, Inc.(a)	2,359	135,902
Shift4 Payments, Inc. - Class A(a)(b)	1,892	124,531
StoneCo Ltd. - Class A(a)	15,531	242,284
Yeahka Ltd.(a)	34,099	61,035
		847,211

Communications Software - 0.4%
Zoom Video Communications, Inc. - Class A(a)	444	30,117

Computer Software - 7.9%
Cloudflare, Inc. - Class A(a)	923	71,209
Dropbox, Inc. - Class A(a)(b)	1,839	51,823
Fastly, Inc. - Class A(a)	3,565	59,215
Lightspeed Commerce, Inc.(a)	4,094	65,791
MongoDB, Inc.(a)(b)	137	56,956
Snowflake, Inc. - Class A(a)	994	186,554
Splunk, Inc.(a)	582	88,196
Twilio, Inc. - Class A(a)	251	16,235
		595,979

Computers - Other - 2.3%
Nano Dimension Ltd. - ADR(a)(b)	31,981	73,556
Stratasys Ltd.(a)	8,679	95,816
		169,372

Data Processing & Management - 0.1%
DocuSign, Inc.(a)	215	9,267

E-Commerce & Products - 9.0%
Alibaba Group Holding Ltd. - ADR	2,001	149,835
eBay, Inc.(b)	682	27,969
Etsy, Inc.(a)(b)	329	24,941
Farfetch Ltd. - Class A(a)	4,036	4,722
JD.com, Inc. - ADR	2,785	76,393
JD.com, Inc. - Class A	452	6,175
PDD Holdings, Inc. - ADR(a)	1,870	275,712
Rakuten Group, Inc.	18,822	74,570
Sea Ltd. - ADR(a)	934	33,829
		674,146

E-Commerce & Services - 13.5%
Airbnb, Inc. - Class A(a)(b)	1,826	230,697
BASE, Inc.(a)	4,180	6,899
Demae-Can Co. Ltd.(a)	3,380	9,237
Fiverr International Ltd.(a)	1,283	33,473
Lyft, Inc. - Class A(a)(b)	2,189	25,677
MercadoLibre, Inc.(a)	176	285,200
Uber Technologies, Inc.(a)	4,006	225,858
Upwork, Inc.(a)	14,246	200,726
		1,017,767

E-Marketing - Information - 0.5%
Jumia Technologies AG - ADR(a)(b)	10,759	36,473

Enterprise Software & Services - 6.6%
HubSpot, Inc.(a)	223	110,146
Salesforce, Inc.(a)	316	79,600
UiPath, Inc. - Class A(a)	12,295	242,950
Workday, Inc. - Class A(a)	242	65,514
		498,210

Entertainment Software - 7.7%
HUYA, Inc. - ADR(a)	17,924	60,762
NetEase, Inc. - ADR	1,545	175,327
ROBLOX Corp. - Class A(a)(b)	5,128	201,582
Unity Software, Inc.(a)(b)	4,933	145,573
		583,244

Finance - Consumer Loans - 1.0%
Dave, Inc.(a)	455	2,730
LendingClub Corp.(a)	3,502	22,063
LendingTree, Inc.(a)	904	16,001
Upstart Holdings, Inc.(a)(b)	1,283	34,332
		75,126

Finance - Other Services - 5.0%
Coinbase Global, Inc. - Class A(a)(b)	3,019	376,530

Internet Application Software - 4.3%
Shopify, Inc. - Class A(a)	4,449	323,976

Internet Content - Entertainment - 6.9%
JOYY, Inc. - ADR	2,512	96,486
Pinterest, Inc. - Class A(a)	2,264	77,134
Snap, Inc. - Class A(a)(b)	6,390	88,374
Spotify Technology SA(a)	1,378	255,082
		517,076

Internet Content - Information & News - 5.1%
Bilibili, Inc. - ADR(a)(b)	1,876	21,255
DiDi Global, Inc. - ADR(a)	18,913	75,085
Meituan - Class B(a)	5,027	58,314
Nerdy, Inc.(a)	19,832	51,563
Tencent Holdings Ltd.	4,205	176,053
		382,270

Internet Gambling - 3.3%
DraftKings, Inc. - Class A(a)(b)	6,494	248,331

Medical - HMO - 1.7%
Oscar Health, Inc. - Class A(a)	15,486	131,631

Medical - Output & Home Medicine - 0.9%
Teladoc Health, Inc.(a)	3,538	64,179

Metal Processors & Fabrication - 1.4%
Proto Labs, Inc.(a)(b)	2,924	105,849

Property & Casualty Insurance - 1.3%
Lemonade, Inc.(a)(b)	5,750	101,603

Real Estate Operations & Development - 0.0%(c)
WeWork, Inc.(a)	126	82

Schools - 0.1%
2U, Inc.(a)	8,776	8,622

Web Portals & ISPs - 1.7%
Baidu, Inc. - ADR(a)	1,082	128,390
Yandex NV - Class A(a)(d)	4,764	0
		128,390
TOTAL COMMON STOCKS (Cost $16,519,110)		7,529,986

SHORT-TERM INVESTMENTS - 27.9%
Investments Purchased with Proceeds from Securities Lending - 27.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(e)	2,096,511	2,096,511

Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 5.29%(e)	1,332	1,332
TOTAL SHORT-TERM INVESTMENTS (Cost $2,097,843)		2,097,843

TOTAL INVESTMENTS - 127.9% (Cost $18,616,953)		$9,627,829
Liabilities in Excess of Other Assets - (27.9)%		(2,098,278)
TOTAL NET ASSETS - 100.0%		$7,529,551

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $2,036,799 which represented 27.1% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2023.

(e)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Be Your Own Boss ETF
	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks
Advertising Services	69,192	–	–		69,192
Applications Software	390,024	–	–		390,024
Auto Manufacturers	119,404	–	–		119,404
Commercial Services	25,915	–	–		25,915
Commercial Services - Finance	847,211	–	–		847,211
Communications Software	30,117	–	–		30,117
Computer Software	595,979	–	–		595,979
Computers - Other	169,372	–	–		169,372
Data Processing & Management	9,267	–	–		9,267
E-Commerce & Products	674,146	–	–		674,146
E-Commerce & Services	1,017,767	–	–		1,017,767
E-Marketing - Information	36,473	–	–		36,473
Enterprise Software & Services	498,210	–	–		498,210
Entertainment Software	583,244	–	–		583,244
Finance - Consumer Loans	75,126	–	–		75,126
Finance - Other Services	376,530	–	–		376,530
Internet Application Software	323,976	–	–		323,976
Internet Content - Entertainment	517,076	–	–		517,076
Internet Content - Information & News	382,270	–	–		382,270
Internet Gambling	248,331	–	–		248,331
Medical - HMO	131,631	–	–		131,631
Medical - Output & Home Medicine	64,179	–	–		64,179
Metal Processors & Fabrication	105,849	–	–		105,849
Property & Casualty Insurance	101,603	–	–		101,603
Real Estate Operations & Development	82	–	–		82
Schools	8,622	–	–		8,622
Web Portals & ISPs	128,390	–	0	(a)	128,390
Common Stocks - Total	$7,529,986	$–	$0		$7,529,986
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		2,096,511
Money Market Funds	1,332	–	–		1,332
Total Investments	$7,531,318	$–	$0		$9,627,829

Refer to the Schedule of Investments for industry classifications.

Common Stock
Balance as of February 28, 2023	$0(a)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of November 30, 2023	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at November 30, 2023:	$0

(a)
The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.